Leases (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Presentation of leases for lessee [abstract]
Interest expenses in respect of lease liability	$ (5,675)	$ (2,503)
Expenses attributed to variable lease payments which were not included in measurement of lease liability	(1,133)	(1,083)
Depreciation, right-of-use assets	(7,023)	(3,819)
Total	$ (13,831)	$ (7,405)